UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  Regent House, 16-18 Ridgeway St.
          Douglas, Isle of Man
          IM1 1EN, British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anderson Whamond
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond            British Isles                November 8, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        29

Form 13F Information Table Value Total:  $406,324
                                        (thousands)


List of Other Included Managers:

No.            Form 13F File Number          Name

1.             28-11145                      Charlemagne Capital (IOM) Limited

                        FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6      COLUMN 7      COLUMN 8

                                                             VALUE    SHRS OR  SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000) PRN AMT  PRN CALL  DISCRETION     MNGRS     SOLE  SHARED  NONE
--------------                  --------------   -----       ----------------  --------  ----------     -----     ----  ------  ----
AMERICA MOVIL SAB DE CV         SPON ADR L SHS   02364W105   32,957    515,563 SH       SHARED-DEFINED    1      515,563
CENTRAL EUROPEAN DIST CORP           COM         153435102   18,628    388,825 SH       SHARED-DEFINED    1      388,825
CENTRAL EUROPEAN DIST CORP           COM         153435102    3,954     82,524 SH            SOLE       NONE      82,524
CENTRAL EUROPEAN MEDIA ENTRP       CL A NEW      G20045202   10,545    114,983 SH       SHARED-DEFINED    1      114,983
CENTRAL EUROPEAN MEDIA ENTRP       CL A NEW      G20045202    2,083     22,717 SH            SOLE       NONE      22,717
CHINA LIFE INS CO LTD           SPON ADR REP H   16939P106    3,740     43,500 SH       SHARED-DEFINED    1       43,500
COMPANHIA DE BEBIDAS DAS AME     SPON ADR PFD    20441W203      887     12,144 SH       SHARED-DEFINED    1       12,144
COMPANHIA SIDERURGICA NACION    SPONSORED ADR    20440W105      426      6,049 SH       SHARED-DEFINED    1        6,049
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR    204412209    1,898     55,976 SH       SHARED-DEFINED    1       55,976
COMPANHIA VALE DO RIO DOCE       SPON ADR PFD    204412100   52,123  1,829,214 SH       SHARED-DEFINED    1    1,829,214
COPA HOLDINGS SA                     CL A        P31076105      690     17,200 SH       SHARED-DEFINED    1       17,200
ENERSIS S A                     SPONSORED ADR    29274F104    3,803    214,604 SH       SHARED-DEFINED    1      214,604
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206    8,053    333,580 SH       SHARED-DEFINED    1      333,580
ICICI BK LTD                         ADR         45104G104    8,621    163,681 SH       SHARED-DEFINED    1      163,681
KOOKMIN BK NEW                  SPONSORED ADR    50049M109    3,385     41,331 SH       SHARED-DEFINED    1       41,331
MECHEL OAO                      SPONSORED ADR    583840103    5,670    111,200 SH       SHARED-DEFINED    1      111,200
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409109   92,165  1,330,697 SH       SHARED-DEFINED    1    1,330,697
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409109    7,529    108,713 SH            SOLE       NONE     108,713
NORTEL INVERSORA S A            SPON ADR PFD B   656567401    2,154    101,690 SH       SHARED-DEFINED    1      101,690
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR    68370R109   68,875  2,548,570 SH       SHARED-DEFINED    1    2,548,570
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR    68370R109    8,053    297,980 SH            SOLE       NONE     297,980
PETROCHINA CO LTD               SPONSORED ADR    71646E100    9,230     49,900 SH       SHARED-DEFINED    1       49,900
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR    71654V408    1,823     24,145 SH       SHARED-DEFINED    1       24,145
PETROLEO BRASILEIRO SA PETRO    SP ADR NON VTG   71654V101   37,610    581,710 SH       SHARED-DEFINED    1      581,710
PETROLEO BRASILEIRO SA PETRO    SP ADR NON VTG   71654V101    6,427     99,400 SH       SHARED-DEFINED    1       99,400
POSCO                           SPONSORED ADR    693483109    1,734      9,686 SH       SHARED-DEFINED    1        9,686
SANTANDER BANCORP                    COM         802809103    2,651     52,400 SH       SHARED-DEFINED    1       52,400
TENARIS S A                     SPONSORED ADR    88031M109    4,265     81,100 SH       SHARED-DEFINED    1       81,100
TEVA PHARMACEUTICAL INDS LTD    SPONSORED ADR    881624209    6,345    142,674 SH       SHARED-DEFINED    1      142,674


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